Summary of ESPP Share Activity (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for future purchases, end of period		2,341,158
2009 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for future purchases, beginning of period	253,294	331,795
Additional shares reserved under 2009 ESPP	250,000	77,928
Purchases	(110,014)	(156,429)
Available for future purchases, end of period	393,280	253,294